                          SUPPLEMENT TO THE PROSPECTUS


                    CREDIT SUISSE WARBURG PINCUS VALUE FUND
             CREDIT SUISSE WARBURG PINCUS SMALL COMPANY VALUE FUND
                 CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND


The following information modifies certain information contained in the funds' Prospectus.

VALUE FUND

In light of the fund's value stock emphasis effective May 1,2001, the fund has added the Standard & Poor's/BARRA Value Index as a performance benchmark. The Standard & Poor's/ BARRA Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 Index that have lower price-to-book ratios. For the one-, five- and ten-year periods ended December 31, 2000, the average annual total returns for the Standard & Poor's/BARRA Value Index were 6.07%, 16.79% and 16.86%, respectively. The fund will continue to compare its performance to the Standard & Poor's 500 Index.

SMALL COMPANY VALUE FUND

In light of the fund's small company value stock emphasis effective May 1,2001, the fund has added the Russell 2000 Value Index as a performance benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. For the one-, five- and ten-year periods ended December 31, 2000, the average annual total returns for the Russell 2000 Value Index were 22.82%, 12.59% and 17.63%, respectively. The fund will continue to compare its performance to the Russell 2000 Index.

HIGH INCOME FUND

In light of the fund's high yield bond emphasis, effective May 1,2001, the fund has adopted the CSFB Domestic + High Yield Index as a performance benchmark. The CSFB Domestic + High Yield Index is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the fund's adviser. For the one-year period ended December 31, 2000,and for the period February 28, 1999 (Index calculation date) through December 31, 2000, the average annual total returns for the CSFB Domestic + High Yield Index were -6.19% and -2.70%, respectively.


Dated: May 4, 2001                                                CSWPF- 16-0501